Variable Interest Entities (Assets And Liabilities Of Non Consolidated Variable Interest Entities) (Detail) (Non-consolidated VIEs [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
Total assets	¥ 127,720,042	¥ 101,916,093
Maximum exposure	12,853,477	10,692,299
On-balance sheet assets, Trading account assets	571,202	481,306
On-balance sheet assets, Investment securities	2,534,953	2,066,576
On-balance sheet assets, Loans	7,255,293	5,956,049
On-balance sheet assets, All other assets	10,102	8,066
On-balance sheet assets, Total assets	10,371,550	8,511,997
On-balance sheet liabilities, All other liabilities	7,601	7,490
On-balance sheet liabilities, Total liabilities	7,601	7,490
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	16,114,320	12,926,458
Maximum exposure	3,826,653	3,072,591
On-balance sheet assets, Trading account assets	1,851	3,384
On-balance sheet assets, Investment securities	512,835	363,521
On-balance sheet assets, Loans	2,364,858	1,889,998
On-balance sheet assets, All other assets	1
On-balance sheet assets, Total assets	2,879,545	2,256,903
On-balance sheet liabilities, All other liabilities	217
On-balance sheet liabilities, Total liabilities	217
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	24,216,292	25,517,222
Maximum exposure	844,762	744,935
On-balance sheet assets, Trading account assets	100,099	168,580
On-balance sheet assets, Investment securities	300,295	149,036
On-balance sheet assets, Loans	326,860	317,046
On-balance sheet assets, All other assets	8,169
On-balance sheet assets, Total assets	735,423	634,662
On-balance sheet liabilities, All other liabilities		1,186
On-balance sheet liabilities, Total liabilities		1,186
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	27,811,920	20,978,132
Maximum exposure	3,305,869	3,048,178
On-balance sheet assets, Trading account assets	138,023	136,118
On-balance sheet assets, Investment securities	84,964	85,254
On-balance sheet assets, Loans	2,361,243	2,124,202
On-balance sheet assets, All other assets	1,932	983
On-balance sheet assets, Total assets	2,586,162	2,346,557
On-balance sheet liabilities, All other liabilities	1,788	466
On-balance sheet liabilities, Total liabilities	1,788	466
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	9,106,418	13,097,513
Maximum exposure	2,132,268	1,638,067
On-balance sheet assets, Trading account assets	202,209	106,661
On-balance sheet assets, Investment securities	1,536,859	1,181,828
On-balance sheet assets, Loans	295,112	258,237
On-balance sheet assets, Total assets	2,034,180	1,546,726
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	26,795	14,866
Maximum exposure	23,680	13,589
On-balance sheet assets, Loans	22,940	12,740
On-balance sheet assets, Total assets	22,940	12,740
On-balance sheet liabilities, All other liabilities	5,471	5,739
On-balance sheet liabilities, Total liabilities	5,471	5,739
Others [Member]
Variable Interest Entity [Line Items]
Total assets	50,444,297	29,381,902
Maximum exposure	2,720,245	2,174,939
On-balance sheet assets, Trading account assets	129,020	66,563
On-balance sheet assets, Investment securities	100,000	286,937
On-balance sheet assets, Loans	1,884,280	1,353,826
On-balance sheet assets, All other assets		7,083
On-balance sheet assets, Total assets	2,113,300	1,714,409
On-balance sheet liabilities, All other liabilities	125	99
On-balance sheet liabilities, Total liabilities	¥ 125	¥ 99